SCHEDULE OF RECONCILIATIONS OF LIABILITIES FROM FINANCING ACTIVITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities, At beginning of year	$ 31,004,265		$ 46,839,692
New leases entered	447,141		128,273
Advance receipts	34,263,148		33,735,256
Repayments made	(40,774,667)		(39,114,402)
Conversion to shares			(12,210,327)
Interest expenses	831,264		1,498,152
Exchange difference	(261,901)		127,621
Liabilities arising from financing activities, At end of year	25,509,250		31,004,265
Bank borrowings [member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities, At beginning of year	12,819,230		12,836,594
New leases entered
Advance receipts	31,774,854		30,492,404
Repayments made	(34,685,698)		(31,243,426)
Conversion to shares
Interest expenses	707,746		605,979
Exchange difference	(263,142)		127,679
Liabilities arising from financing activities, At end of year	10,352,990		12,819,230
Other borrowings [member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities, At beginning of year	664,479
New leases entered
Advance receipts	963,547		663,211
Repayments made	(528,681)		(4,638)
Conversion to shares
Interest expenses	30,461		4,638
Exchange difference	335		1,268
Liabilities arising from financing activities, At end of year	1,130,141		664,479
Amounts due to an ultimate beneficial shareholder [member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities, At beginning of year	17,322,288		21,619,313
New leases entered
Advance receipts	1,524,747		2,579,641
Repayments made	(5,482,537)	[1]	(7,069,913)
Conversion to shares
Interest expenses	73,102		197,066
Exchange difference	5,074		(3,819)
Liabilities arising from financing activities, At end of year	13,442,674		17,322,288
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities, At beginning of year	198,268		173,458
New leases entered	447,141		128,273
Advance receipts
Repayments made	(77,751)		(112,262)
Conversion to shares
Interest expenses	19,955		6,306
Exchange difference	(4,168)		2,493
Liabilities arising from financing activities, At end of year	583,445		198,268
Convertible bonds [member]
IfrsStatementLineItems [Line Items]
Liabilities arising from financing activities, At beginning of year			12,210,327
New leases entered
Advance receipts
Repayments made			(684,163)
Conversion to shares			(12,210,327)
Interest expenses			684,163
Exchange difference
Liabilities arising from financing activities, At end of year

[1]	included receivables of $4,466,533 offsetting against the amount due to an ultimate beneficial shareholder